Income Taxes - Summary of Aggregate Amount and per Share Effect of Tax Holidays (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Basic [Member] CNY	Dec. 31, 2011 Basic [Member] CNY	Dec. 31, 2012 Diluted [Member] CNY	Dec. 31, 2011 Diluted [Member] CNY
Income Tax Holiday [Line Items]
The aggregate amount	$ 155	942	8,449	11,783
The aggregate effect on basic and diluted earnings per share					0.04	0.05	0.04	0.05